CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-in Additional Capital [Member]	Treasury Shares [Member]	Accumulated Deficit [Member]	Translation Differences [Member]	Other Reserves [Member]	Non-Controlling Interest [Member]
Balance at Dec. 31, 2021	$ 1,047,359	$ 1,661	$ 1,264,000	$ 0	$ (222,405)	$ 101	$ 3,968	$ 34
Balance (in shares) at Dec. 31, 2021		166,126,770
Changes in equity
Profit/(loss) after tax	161				(505)			665
Other comprehensive income/(loss)	(536)				0	(313)		(223)
Total comprehensive income/(loss) for the period	(375)				(505)	(313)		442
Cash dividends declared and paid	(13,172)				(13,172)
Purchase of treasury shares	(24,758)			(24,758)
Adjustment related to non-controlling interest	4,452							4,452
Retirement of treasury shares	0	$ (43)	(24,715)	24,758
Retirement of treasury shares (in shares)		(4,326,379)
Compensation related to options and restricted stock	3,525	$ 9	4,362				(846)
Compensation related to options and restricted stock (in shares)		852,948
Balance at Sep. 30, 2022	1,017,030	$ 1,627	1,243,647	0	(236,082)	(212)	3,123	4,928
Balance (in shares) at Sep. 30, 2022		162,653,339
Balance at Dec. 31, 2022	1,073,486	$ 1,627	1,243,754	0	(180,664)	138	3,623	5,008
Balance (in shares) at Dec. 31, 2022		162,653,339
Changes in equity
Profit/(loss) after tax	126,089				125,993			97
Other comprehensive income/(loss)	(163)				0	(69)		(94)
Total comprehensive income/(loss) for the period	125,927				125,993	(69)		3
Cash dividends declared and paid	(156,672)				(156,082)			(590)
Purchase of treasury shares	(18,808)			(18,808)
Adjustment related to non-controlling interest	0
Retirement of treasury shares	0	$ (22)	(18,786)	18,808
Retirement of treasury shares (in shares)		(2,209,927)
Compensation related to options and restricted stock	2,583	$ 6	3,069				(491)
Compensation related to options and restricted stock (in shares)		556,130
Balance at Sep. 30, 2023	$ 1,026,516	$ 1,610	$ 1,228,037	$ 0	$ (210,754)	$ 69	$ 3,132	$ 4,421
Balance (in shares) at Sep. 30, 2023		160,999,542